Other non-current assets - Financial assets held at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of fair value remeasurement
Net book value at December 31,		€ 0	€ 8,951
Financial assets.
Reconciliation of fair value remeasurement
Costs at January 1	€ 1,994	3,910	4,736
Acquisitions of the year	12	12	1,994
Disposals of the year		(1,928)	(2,820)
Costs at December 31,	2,006	1,994	3,910
Net book value at December 31,			8,951
Financial assets. | Level 1
Reconciliation of fair value remeasurement
Fair value adjustment at January 1	(1,994)	5,042	6,539
Change in fair value of current financial liability		(2,116)	(3,894)
Fair value adjustment of the year	(12)	(4,920)	2,397
Fair value adjustment at December 31,	€ (2,006)	€ (1,994)	€ 5,042